Voya Index Solution 2065 Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class ADV I S S2 Shares [Member] | Voya Index Solution 2065 Portfolio | Class ADV
Prospectus [Line Items]
Annual Return [Percent]	14.96%	19.88%	(18.86%)	17.74%